Accumulated Other Comprehensive Loss Expected To Be Recognized As Components Of Net Periodic Benefit Cost (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Net loss	$ 21,703
Benefit Restoration Plans
Defined Benefit Plan Disclosure [Line Items]
Net loss	$ 1,293